Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2010	4,008	23,511	27,519
Additions	3,256	12,705	15,961
Amortization	(1,827)	(8,465)	(10,292)
Write-off	-	(2,321)	(2,321)
Balance, December 31, 2010	5,437	25,430	30,867
Additions	9,233	6,122	15,355
Amortization	(2,747)	(8,139)	(10,886)
Write-off	-	(2,695)	(2,695)
Balance, December 31, 2011	11,923	20,718	32,641
Additions	547	11,171	11,718
Amortization	(1,143)	(8,179)	(9,322)
Write-off	(14)	(786)	(800)
Transfer to assets held for sale	-	(138)	(138)
Balance, December 31, 2012	11,313	22,786	34,099

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During 2010, 2011 and 2012, twelve, eight and nine vessels, respectively, underwent their special survey.